COMPENSATION OF KEY MANAGEMENT (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Cash compensation	$ 11,707	$ 5,155
Equity-based compensation	9,072	6,660
Total	$ 20,779	$ 11,815